March 6, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Third Avenue Trust

1940 Act File No. 811-08039

1933 Act File No. 333-20891

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Third Avenue Trust (the “Trust”), that the Prospectus and Statement of Additional Information (“SAI”) each dated March 1, 2026 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 60 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on February 27, 2026 (SEC Accession No. 0001829126-26-001719).

Please contact James L. Severs, Esq. at 919.835.4142, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel L. Weiss
Joel L. Weiss
President & CEO

cc:	Ms. Christine Catanzaro, Treasurer & CFO Mr. James L. Severs, Esq. Mr. John M. Ford, Esq.